Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)
Construction-in-progress	$ 700,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Construction-in-progress	$ 12,900,000		$ 14,500,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member] | RMB [Member]
Construction-in-progress | ¥		¥ 84,300,000		¥ 95,000,000